Earnings (loss) per ordinary share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of earnings (loss) per share calculation

	2020	2019	2018
Basic earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to the Parent (US$'000)	(246,339)	(280,601)	43,661
Denominator:
Weighted average basic shares outstanding	169,269,281	169,152,905	171,406,272
Basic earnings (loss) per ordinary share (US$)	(1.46)	(1.66)	0.25

Diluted earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to the Parent (US$'000)	(246,339)	(280,601)	43,661
Denominator:
Weighted average basic shares outstanding	169,269,281	169,152,905	171,406,272
Effect of dilutive securities	—	—	123,340
Weighted average dilutive shares outstanding	169,269,281	169,152,905	171,529,612
Diluted earnings (loss) per ordinary share (US$)	(1.46)	(1.66)	0.25